Long-term Debt	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Long-term Debt
LONG-TERM DEBT

The following table reconciles the changes in TransGlobe's long-term debt:

($000s)	2018	2017
Balance, beginning of year	$69,999	$11,162
Increase in prepayment agreement	—	73,500
Increase in reserves-based lending facility	—	10,209
Draws on facility	508	64
Repayment of long-term debt	(17,797)	(26,162)
Amortization of deferred financing costs	360	329
Effect of movements in foreign exchange rates	(715)	897
Balance, end of year	$52,355	$69,999

The Company's interest-bearing loans and borrowings are measured at amortized cost.

Based on the Company's current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2018 are as follows:

($000s)	Prepayment Agreement	Reserves Based Lending Facility	Total
2019	$—	$—	$—
2020	—	—	—
2021	44,134	8,221	52,355
	$44,134	$8,221	$52,355

Prepayment Agreement

	As at	As at
($000s)	December 31, 2018	December 31, 2017
Prepayment agreement - amount drawn	$45,000	$60,000
Deferred financing costs	(866)	(1,208)
	$44,134	$58,792

On February 10, 2017, the Company completed a $75 million crude oil prepayment agreement between its wholly owned subsidiary, TransGlobe Petroleum International Inc. ("TPI") and Mercuria. The initial advance under the prepayment agreement was used to repay the 6.0% convertible debentures of the Company, which matured on March 31, 2017.

TPI's obligations under the prepayment agreement are guaranteed by the Company and the subsidiaries of TPI (the "Guarantors"). The obligations of TPI and the Guarantors will be supported by, among other things, a pledge of equity held by the Company in TPI and a pledge of equity held by TPI in its subsidiaries. The funding arrangement has a term of four years, maturing March 31, 2021 and advances bear interest at a rate of LIBOR plus 6.0%. The funding arrangement is revolving with each advance to be satisfied through the delivery of crude oil to Mercuria. Further advances become available upon delivery of crude oil to Mercuria up to a maximum of $75.0 million and subject to compliance with the other terms and conditions of the prepayment agreement. The prepayment agreement was initially recognized at fair value, net of financing costs, and has subsequently been measured at amortized cost. Financing costs of $1.5 million are being amortized over the term of the prepayment agreement using the effective interest rate method.

The Company is subject to certain financial covenants in accordance with the terms of the prepayment agreement. These covenants are tested on June 30 and December 31 of each year for the life of the prepayment agreement. The financial covenants include financial measures defined within the prepayment agreement that are not defined under IFRS. These financial measures are defined by the prepayment agreement as follows:

•
the ratio of the Company's total consolidated indebtedness (calculated by including any outstanding letters of credit or bank guarantees and adding back any cash held by the Company on a consolidated basis) on each financial covenant test date to the Company's consolidated net cash generated by (used in) operating activities (where net cash generated includes the fair market value of crude oil inventory held as at the financial covenant test date) for the trailing 12 month period ending on that financial covenant test date will not exceed 4.00:1.00. The ratio as at December 31, 2018 is 0.01:1.00 (2017 - 0.22:1.00);

•
the ratio of Current Assets of the Company on a consolidated basis (calculated, in the case of crude oil inventory, by adjusting the value to market value) to Current Liabilities of the Company on a consolidated basis on each financial covenant test date will not be less than 1.00:1.00. The ratio as at December 31, 2018 is 3.76:1.00 (2017 - 3.60:1.00); and

•
the ratio of the parent's non-consolidated asset value to the aggregate amount of indebtedness outstanding under the advance documents on each financial covenant test date will not be less than 2.00:3.00. The ratio as at December 31, 2018 is 8.03:3.00 (2017 - 6.90:3.00).

As at December 31, 2018 and 2017, the Company was in compliance with all the financial covenants.

The Company is also subject to a cover ratio provision. The cover ratio, defined as the value of the Company's Egyptian forecasted entitlement crude oil production on a forward 12 month basis to the prepayment service obligations, must not be less than 1.25:1.0. Prepayment service obligations includes the principal outstanding of the advances at the time and any costs, fees, expenses, interest and other amounts outstanding or forecasted to be due during the applicable prepayment period. In the event the cover ratio falls below 1.25:1.00, TransGlobe must:

•	reimburse in cash the relevant portion of the advances such that the cover ratio becomes equal to or greater than 1.25:1.0; and/or

•	amend the initial commercial contract to extend its duration and amend the maturity date under the agreement.

The cover ratio as at December 31, 2018 is 2.21:1.00 (2017 - 1.49:1.00), the Company is in compliance with the ratio.

Reserves-Based Lending Facility

	As at	As at
($000s)	December 31, 2018	December 31, 2017
Reserves-based lending facility - amount drawn	$8,221	$11,225
Deferred financing costs	—	(18)
	$8,221	$11,207

As at December 31, 2018, the Company had in place a revolving Canadian reserves-based lending facility with ATB totaling C$30.0 million ($22.0 million), of which C$11.2 million ($8.2 million) was drawn.

The facility borrowing base is re-calculated no less frequently than on a semi-annual basis of May 31 and November 30 of each year, or as requested by the lender. Lender shall notify the Company of each change in the amount of the borrowing base. In the event that lender re-calculates the borrowing base to be an amount that is less than the borrowings outstanding under the facility, the Company shall repay the difference between such borrowings outstanding and the new borrowing base within 45 days of receiving notice of the new borrowing base.

The Company may request an extension of the term date by no later than 90 days prior to the then current term date, and lender may in its sole discretion agree to extend the term date for a further period of 364 days. Unless extended, before May 31, 2019, any unutilized amount of the facility will be cancelled, and the amount of the facility will be reduced to the aggregate borrowings outstanding on that date. The balance of all amounts owing under the facility are due and payable in full on the date falling one year after the term date. If no extension is granted by the lender, the amounts owing pursuant to the facility are due at the maturity date. The facility bears interest at a rate of either ATB Prime or CDOR (Canadian Dollar Offered Rate) plus applicable margins that vary from 1.25% to 3.25% depending on the Company's net debt to trailing cash flow ratio. The revolving reserve-based lending facility was initially recognized at fair value, net of financing costs, and has subsequently been measured at amortized cost. Financing costs of $0.1 million were amortized over the initial term of the agreement using the effective interest rate method.
The Company is subject to certain financial covenants in accordance with the terms of the agreement. These financial measures are defined by the agreement as follows:

•
the Company shall not permit the working capital ratio (calculated as current assets plus any undrawn availability under the facility, to current liabilities less any amount drawn under the facility) to fall below 1:00:1:00. The working capital ratio as at December 31, 2018 is 1.10:1.00 (2017 - 1.46:1.00); and

•
permit the ratio of net debt to trailing cash flows as at the end of any fiscal quarter to exceed 3:00:1:00. According to the agreement net debt is, as of the end of any fiscal quarter and as determined in accordance with IFRS on an non-consolidated basis, and without duplication, an amount equal to the amount of total debt less current assets. Trailing cash flow is defined as the two most recently completed fiscal quarters, annualized. The net debt to trailing cash flows ratio as at December 31, 2018 is 1.26:1.00 (2017 - 0.19:1.00).

As at December 31, 2018 and 2017, the Company was in compliance with all the financial covenants.